Discontinued Operations - Narrative (Details) $ in Thousands			3 Months Ended	12 Months Ended
	Sep. 01, 2017 USD ($) location	Feb. 12, 2016 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on impairment of noncurrent assets held for sale				$ 0	$ 0	$ 673
Business exit costs				9,100
Propane Marketing Services | Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on sale of assets				2,182	1,060	993
Impairment of goodwill				12,802	0	0
Mid-Continental
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from divestiture of business		$ 9,700
Loss on sale of assets					(12,900)
Impairment of goodwill				$ 0	$ 12,909	0
Bakken Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price of disposal group			$ 9,100
Loss on sale of assets			(7,300)			7,288
Impairment of goodwill			$ 2,000
Blackwater
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on impairment of noncurrent assets held for sale						$ 700
Subsequent Event | Propane Marketing Services
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from divestiture of business	$ 170,000
Subsequent Event | Propane Marketing Services | Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of business divested (percent)	100.00%
Cash received upon disposal	$ 170,000
Gain on sale of business	46,600
Business exit costs	$ 2,500
Subsequent Event | Propane Business [Member] | Propane Marketing Services | Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of business locations sold | location	40